Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Components of Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2019	2018
Trade receivables	$245.5	$196.9
Other receivables and advances	12.0	7.1
Provision for doubtful trade debts	(2.9)	(1.3)
Total accounts and other receivables	$254.6	$202.7

Provision for Doubtful Trade Debts
The following are changes in the provision for doubtful trade debts:

	31 March
(Millions of US dollars)	2019	2018	2017
Balance at beginning of period	$1.3	$0.9	$1.1
Adjustment to provision	2.8	0.6	(0.1)
Write-offs, net of recoveries	(1.2)	(0.2)	(0.1)
Balance at end of period	$2.9	$1.3	$0.9